UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __03/31/2005_____

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       __Beecher Investors, Inc._________________
Address:    __444 Park Ave South Suite 201____________
            __New York, NY  10016_____________________
            __________________________________________

Form 13F File Number: __28-10851_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       __Sandra A. Sarhatt______________________
Title:      __VP_____________________________________
Phone:      __212-779-2200___________________________

Signature, Place, and Date of Signing:

      __Sandra A. Sarhatt________  ___New York, NY____________  _05/13/05__
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         __n/a_________

Form 13F Information Table Entry Total:    __31__________

Form 13F Information Table Value Total:    __$134,347____
                                              (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autodesk                    COM              052769106      223     7500 SH       SOLE                     7500
Abercrombie & Fitch         COM              002896207     5635    98450 SH       SOLE                    98450
Franklin Resources          COM              354613101     3038    44252 SH       SOLE                    44252
Berkshire Hathaway Class A  CLA              084670108     6525       75 SH       SOLE                       75
Berkshire Hathaway Class B  CLB              084670207    13189     4618 SH       SOLE                     4618
Blyth                       COM              09643P108     4938   155080 SH       SOLE                   155080
Claires Stores              COM              179584107     5750   249566 SH       SOLE                   249566
Cleveland Cliffs            COM              185896107     6125    84060 SH       SOLE                    84060
Dreyers Ice Cream           COM              261877104     5821    72075 SH       SOLE                    72075
Cedar Fair LP               COM              150185106     1258    39990 SH       SOLE                    39990
Great Lakes Chem Corp       COM              390568103     4971   154750 SH       SOLE                   154750
Gap Inc                     COM              364760108     2049    93819 SH       SOLE                    93819
Home Depot                  COM              437076102      306     8000 SH       SOLE                     8000
Hon Industries Inc          COM              438092108      999    22235 SH       SOLE                    22235
Johnson & Johnson           COM              478160104      445     6628 SH       SOLE                     6628
Jones Apparel Group         COM              480074103     2462    73515 SH       SOLE                    73515
JPMorgan Chase              COM              46625H100      300     8659 SH       SOLE                     8659
McDonalds Corp              COM              580135101      426    13670 SH       SOLE                    13670
Mercury General Cp          COM              589400100    10162   183900 SH       SOLE                   183900
Magna Intl Inc. Class A     CLA              559222401     4102    61319 SH       SOLE                    61319
Altria Group                COM              02209S103     6761   103390 SH       SOLE                   103390
Merk Co Inc                 COM              589331107      354    10950 SH       SOLE                    10950
Nike Inc Cl B               CLB              654106103     2888    34665 SH       SOLE                    34665
Pfizer Incorporated         COM              717081103      213     8100 SH       SOLE                     8100
Papa Johns Intl Inc.        COM              698813102      749    21584 SH       SOLE                    21584
Staples Inc.                COM              855030102     2521    80208 SH       SOLE                    80208
State Street Corp           COM              857477103     3815    87270 SH       SOLE                    87270
Constellation Brand CL A    CLA              21036P108    13387   253200 SH       SOLE                   253200
Telefonos De Mex L          SPONSORED ADR    879403780      953    27600 SH       SOLE                    27600
Toll Brothers               COM              889478103    22571   286250 SH       SOLE                   286250
Walmart Stores Inc          COM              931142103     1409    28120 SH       SOLE                    28120